Derivatives (Estimated Fair Value of Derivative Assets and Liabilities after Master Netting Agreements and Cash Collateral) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	$ 13,707	$ 8,850
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	7,082	6,549
Amounts offset in the consolidated balance sheet, Assets	0	0
Amounts offset in the consolidated balance sheet, Liabilities	0	0
Estimated fair value of derivative assets presented in the consolidated balance sheets	13,707	8,850
Estimated fair value of derivative liabilities presented in the consolidated balance sheets	7,082	6,549
Net amount of derivative assets after application of master netting agreements and cash collateral	324	139
Net amount of derivative liabilities after application of master netting agreements and cash collateral	102	269
Over the Counter [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	12,256	8,537
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	6,017	6,367
Gross estimated fair value of derivative assets	(4,082)	(4,631)
Gross estimated fair value of derivative liabilities	(4,082)	(4,631)
Cash collateral on derivative assets	(4,153)	(1,679)
Cash collateral on derivative liabilities	(133)	(3)
Securities collateral on derivative assets	(3,768)	(2,105)
Securities collateral on derivative liabilities	(1,700)	(1,464)
Exchange Traded [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	71	11
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	11	53
Gross estimated fair value of derivative assets	(5)	(5)
Gross estimated fair value of derivative liabilities	(5)	(5)
Cash collateral on derivative assets	0	0
Cash collateral on derivative liabilities	(4)	(44)
Securities collateral on derivative assets	0	0
Securities collateral on derivative liabilities	(2)	(4)
Cleared [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	1,380	302
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	1,054	129
Gross estimated fair value of derivative assets	(989)	(122)
Gross estimated fair value of derivative liabilities	(989)	(122)
Cash collateral on derivative assets	(386)	(169)
Cash collateral on derivative liabilities	(62)	(7)
Securities collateral on derivative assets	0	0
Securities collateral on derivative liabilities	$ (3)	$ 0